j.p. morgan acceptance corporation ii abs-15G

Exhibit 99.38

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		304324930	XXXX	Loan Type	the1003Page	DSCR	Conventional	Audit Value Pulled From Note.
XXXX		304324930	XXXX	Property Type	propertyValuationPage	5-10 Unit Multi-Family	Single Family Detached	Audit Value Pulled From Appraisal.